Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	LAMR
Entity Registrant Name	LAMAR ADVERTISING CO/NEW
Entity Central Index Key	0001090425
LAMAR MEDIA CORP [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045